Interest rate risk (Details) - Fair Value, Concentration of Risk, Market Risk Management, Gap Analysis - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash due from banks	$ 2,550	$ 2,054
Securities purchased under agreement to resell	142	27
Short-term investments	1,218	52
Investments	4,436	4,255
Loans	5,143	4,044
Other assets	433	341
Total assets	13,922	10,773
Liabilities and shareholders' equity
Shareholders’ equity	964	882
Demand deposits	9,390	7,477
Term deposits	3,052	1,975
Other liabilities	373	296
Long-term debt	143	143
Total liabilities and shareholders' equity	13,922	10,773
Interest rate sensitivity gap	0	0
Cumulative interest rate sensitivity gap	0	0
Interest Bearing Funds | Within 3 months
Assets
Cash due from banks	2,462	1,962
Securities purchased under agreement to resell	142	27
Short-term investments	622	40
Investments	415	488
Loans	4,025	3,160
Other assets	0	0
Total assets	7,666	5,677
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	7,151	5,357
Term deposits	2,435	1,245
Other liabilities	0	0
Long-term debt	70	70
Total liabilities and shareholders' equity	9,656	6,672
Interest rate sensitivity gap	(1,990)	(995)
Cumulative interest rate sensitivity gap	(1,990)	(995)
Interest Bearing Funds | 3 to 6 months
Assets
Cash due from banks	0	0
Securities purchased under agreement to resell	0	0
Short-term investments	591	10
Investments	23	35
Loans	16	278
Other assets	0	0
Total assets	630	323
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	0
Term deposits	234	228
Other liabilities	0	0
Long-term debt	0	0
Total liabilities and shareholders' equity	234	228
Interest rate sensitivity gap	396	95
Cumulative interest rate sensitivity gap	(1,594)	(900)
Interest Bearing Funds | 6 to 12 months
Assets
Cash due from banks	0	0
Securities purchased under agreement to resell	0	0
Short-term investments	3	0
Investments	11	8
Loans	148	38
Other assets	0	0
Total assets	162	46
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	0
Term deposits	305	432
Other liabilities	0	0
Long-term debt	0	0
Total liabilities and shareholders' equity	305	432
Interest rate sensitivity gap	(143)	(386)
Cumulative interest rate sensitivity gap	(1,737)	(1,286)
Interest Bearing Funds | 1 to 5 years
Assets
Cash due from banks	0	0
Securities purchased under agreement to resell	0	0
Short-term investments	0	0
Investments	102	245
Loans	292	223
Other assets	0	0
Total assets	394	468
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	0
Term deposits	78	70
Other liabilities	0	0
Long-term debt	73	73
Total liabilities and shareholders' equity	151	143
Interest rate sensitivity gap	243	325
Cumulative interest rate sensitivity gap	(1,494)	(961)
Interest Bearing Funds | After 5 years
Assets
Cash due from banks	0	0
Securities purchased under agreement to resell	0	0
Short-term investments	0	0
Investments	3,878	3,473
Loans	648	330
Other assets	0	0
Total assets	4,526	3,803
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	0
Term deposits	0	0
Other liabilities	0	0
Long-term debt	0	0
Total liabilities and shareholders' equity	0	0
Interest rate sensitivity gap	4,526	3,803
Cumulative interest rate sensitivity gap	3,032	2,842
Non-interest bearing funds
Assets
Cash due from banks	88	92
Securities purchased under agreement to resell	0	0
Short-term investments	2	2
Investments	7	6
Loans	14	15
Other assets	433	341
Total assets	544	456
Liabilities and shareholders' equity
Shareholders’ equity	964	882
Demand deposits	2,239	2,120
Term deposits	0	0
Other liabilities	373	296
Long-term debt	0	0
Total liabilities and shareholders' equity	3,576	3,298
Interest rate sensitivity gap	(3,032)	(2,842)
Cumulative interest rate sensitivity gap	$ 0	$ 0